Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Registrant Name	McGraw Hill, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42764
Entity Tax Identification Number	87-1259704
Entity Address, Address Line One	8787 Orion Place
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43240
City Area Code	614
Local Phone Number	430-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	MH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0001951070
Amendment Flag	false